Non-current and current financial debts - Additional information (Details) € in Millions									1 Months Ended	3 Months Ended		12 Months Ended
	Oct. 27, 2023 USD ($)	Feb. 14, 2023	Dec. 20, 2022 USD ($)	Dec. 06, 2022 USD ($)	Nov. 21, 2022 USD ($)	May 31, 2022 USD ($)	May 31, 2022 EUR (€)	May 27, 2020 USD ($)	Feb. 28, 2022	Dec. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 26, 2023 USD ($)	Sep. 14, 2022 USD ($)	May 31, 2022 EUR (€)	May 30, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Interest expense												$ 162,000,000	$ 110,000,000	$ 95,000,000
Borrowings										$ 4,648,000,000		4,739,000,000	4,648,000,000
Repayments of non-current borrowings												0	1,176,000,000	0
Write off of unamortized deferred financing costs										$ 4,000,000
Repayment of borrowings												$ 0	$ 775,000,000	$ 0
Aerie Pharmaceuticals, Inc.
Disclosure of detailed information about borrowings [line items]
Net proceeds used for acquisition					$ 771,000,000
Borrowings recognised as of acquisition date					316,200,000
Series 2028 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)						2.375%						2.375%					2.375%
Borrowings						$ 537,000,000						$ 553,000,000					€ 500
Borrowings, issuance (as a percent)						99.476%											99.476%
Borrowing costs incurred						$ 3,000,000
Write off of unamortized deferred financing costs											$ 1,000,000
Series 2028 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings						(3,000,000)
Facility C Term Loan
Disclosure of detailed information about borrowings [line items]
Repayments of non-current borrowings						376,000,000	€ 350
Facility B Term Loan
Disclosure of detailed information about borrowings [line items]
Borrowings																		$ 800,000,000
Repayments of non-current borrowings				$ 640,000,000		$ 160,000,000
Repayment of borrowings				640,000,000
Bridge Loan Facility
Disclosure of detailed information about borrowings [line items]
Borrowings					775,000,000
Borrowing costs incurred					$ 4,000,000
Repayments of non-current borrowings				775,000,000
Maximum borrowing capacity																$ 900,000,000
Repayment of borrowings				$ 775,000,000
Series 2032 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)				5.375%								5.375%
Borrowings				$ 700,000,000
Borrowings, issuance (as a percent)				99.458%
Borrowing costs incurred				$ 4,000,000
Series 2032 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings				$ (4,000,000)
Series 2052 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)				5.75%								5.75%
Borrowings				$ 600,000,000
Borrowings, issuance (as a percent)				99.674%
Borrowing costs incurred				$ 7,000,000
Series 2052 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings				$ (2,000,000)
Senior Notes due 2024
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)					1.50%
Borrowings												$ 200,000
Repayment of borrowings			$ 316,000,000
Series 2030 Notes
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)								2.60%				2.60%
Borrowings								$ 750,000,000
Borrowings, issuance (as a percent)								99.843%
Borrowing costs incurred								$ 5,000,000
Series 2030 Notes | Borrowings discount
Disclosure of detailed information about borrowings [line items]
Borrowings								$ 1,000,000
Unsecured Committed Multicurrency Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity	$ 1,320,000,000														$ 1,000,000,000
Borrowings, term (in years)	5 years
Local bilateral facilities, Japan
Disclosure of detailed information about borrowings [line items]
Borrowings, term (in years)		2 years							1 year
Current borrowings												$ 82,000,000
Undrawn borrowing facilities												$ 49,000,000
Weighted average
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate (as a percent)										2.70%		3.50%	2.70%